Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Future Rental Payments under Noncancelable Operating Lease

The future rental payments required by the Company for all of its facilities under noncancelable operating leases are as follows (in thousands):

Years Ending December 31,
2017	25
Thereafter	—

Total	$25

As of December 31, 2016, the future rental payments required by the Company for its facility under its noncancelable operating lease were as follows (in thousands):

Year Ending December 31,
2017	$260
Thereafter	—

Total	$260